Item 1. Schedule of Investments:

----------------------------------------------------

Putnam Managed Municipal Income Trust
The fund's portfolio
7/31/05 (Unaudited)

	KEY TO ABBREVIATIONS
AMBAC	AMBAC Indemnity Corporation
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Company
FNMA Coll.	Federal National Mortgage Association Collateralized
FRB	Floating Rate Bonds
FSA	Financial Security Assurance
GNMA Coll.	Government National Mortgage Association Collateralized
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
MBIA	MBIA Insurance Company
PSFG	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
U.S. Govt. Coll.	U.S. Government Collateralized
VRDN	Variable Rate Demand Notes

	MUNICIPAL BONDS AND NOTES (98.2%)(a)
		Rating (RAT)	Principal amount	Value

	Alabama (0.2%)

	Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds (GA. Pacific Corp.), 5 3/4s, 9/1/28	BB+	$950,000	$966,749

	Arizona (2.1%)

	Apache Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co.), Ser. B, 5 7/8s, 3/1/33	Ba1	1,000,000	1,000,130
	AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C. Lincoln Hlth. Network), 6 3/8s, 12/1/37	BBB	1,000,000	1,096,180
	Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B-/P	1,800,000	1,934,604
	Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	500,000	528,385
	Coconino Cnty., Poll. Control Rev. Bonds (Tuscon/Navajo Elec. Pwr.), Ser. A, 7 1/8s, 10/1/32	Ba1	3,000,000	3,131,730
	Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	Aaa	2,000,000	2,110,820
	Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	815,000	818,977
	Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), 5.8s, 12/1/31	A3	1,000,000	1,081,820

				11,702,646

	Arkansas (2.0%)

	AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington Regl. Med. Ctr.), 7 3/8s, 2/1/29	Baa2	4,600,000	5,370,776
	Independence Cnty., Poll. Control Rev. Bonds (Entergy, Inc.), 5s, 1/1/21	A-	1,000,000	1,020,450
	Little Rock G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19	Aaa	900,000	912,609
	Northwest Regl. Arpt. Auth. Rev. Bonds, 7 5/8s, 2/1/27	BB/P	2,750,000	3,098,150
	Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.)
	Ser. A, 5s, 2/1/35	Baa2	250,000	250,938
	Ser. B, 5s, 2/1/25	Baa2	500,000	507,170

				11,160,093

	California (12.2%)

	CA G.O. Bonds, 5s, 5/1/22	A	4,000,000	4,237,080
	CA Hlth. Fac. Auth. IFB (Catholic Hlth. Care West), AMBAC, 8.306s, 7/1/17	Aaa	1,700,000	1,762,220
	CA Poll. Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	1,200,000	1,238,208
	CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
	6s, 5/1/15	A2	1,000,000	1,140,700
	AMBAC, 5 1/2s, 5/1/13	Aaa	20,000,000	22,426,400
	5 1/2s, 5/1/11	A2	3,000,000	3,299,790
	CA State Econ. Recvy. VRDN, Ser. C-6, 2.24s, 7/1/23	VMIG1	1,000,000	1,000,000
	CA Statewide Cmnty. Apt. Dev. Apt. Dev. Rev. Bonds (Irvine Apt. Cmntys.), Ser. A-3, 5.1s, 5/15/25	Baa2	2,250,000	2,346,503
	CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB-	3,000,000	3,013,560
	CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Huntington Memorial Hosp.), 5s, 7/1/21	A+	3,000,000	3,192,840
	Capistrano, Unified School Dist. Cmnty. Fac. Special Tax (No 98-2 Ladera), 5.7s, 9/1/20	BBB/P	1,000,000	1,114,450
	Cathedral City, Impt. Board Act of 1915 Special Assmt. (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	400,000	400,888
	Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
	(No. 08-1 Otay Ranch Village Six), 6s, 9/1/33	BB/P	1,250,000	1,307,438
	(No 07-I-Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB-/P	300,000	309,888
	(No. 07-I Otay Ranch Village Eleven), 5.8s, 9/1/28	BB-/P	300,000	309,159
	Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In default) (F)(NON)	D/P	10,775,000	30,170
	Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No. 10), 5 7/8s, 9/1/28	BB	750,000	780,015
	Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	D/P	770,000	631,492
	Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B, 5 5/8s, 6/1/38	A-	2,500,000	2,804,475
	Murrieta, Cmnty. Fac. Dist. Special Tax (No. 2 The Oaks Impt. Area A), 6s, 9/1/34	BB-	1,100,000	1,134,870
	Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (No. 02-1 Ladera Ranch), Ser. A, 5.55s, 8/15/33	BBB/P	650,000	670,189
	Sacramento, Special Tax (North Natomas Cmnty. Fac.), Ser. 4-C, 6s, 9/1/33	BBB/P	1,250,000	1,311,425
	San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A, MBIA, 6 1/2s, 8/1/28	Aaa	7,000,000	7,140,000
	San Diego, Association of Bay Area Governments Fin. Auth. For Nonprofit Corps. Rev. Bonds (San Diego Hosp.), Ser. A, 6 1/8s, 8/15/20	Baa1	250,000	274,615
	Santaluz Cmnty., Facs. Dist. No. 2 Special Tax Rev. Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BB+/P	2,515,000	2,567,890
	Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev. Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	3,465,000	1,838,044
	Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26	BBB-/P	2,500,000	2,643,650

				68,925,959

	Colorado (2.0%)

	CO Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran), 3.05s, 10/1/05	A3	3,015,000	3,015,874
	CO Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser. B
	zero %, 9/1/35	Aaa	15,500,000	1,959,200
	zero %, 9/1/34	Aaa	16,500,000	2,250,435
	Denver, City & Cnty. Arpt. Rev. Bonds
	Ser. D, AMBAC, 7 3/4s, 11/15/13	AAA	1,050,000	1,254,330
	MBIA, 5 1/2s, 11/15/25	Aaa	2,500,000	2,598,500

				11,078,339

	Delaware (0.5%)

	GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-3, 5.3s, 10/31/39	A3	2,500,000	2,542,375

	District of Columbia (1.4%)

	DC G.O. Bonds, Ser. A, FSA, 5s, 6/1/27	Aaa	3,000,000	3,166,710
	DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 1/2s, 5/15/33	BBB	4,000,000	4,759,400

				7,926,110

	Florida (3.8%)

	Cap. Trust Agcy. Rev. Bonds (Seminole Tribe Convention), Ser. A, 10s, 10/1/33	B/P	1,500,000	1,653,405
	CFM Cmnty. Dev. Dist. Rev. Bonds, Ser. A, 6 1/4s, 5/1/35	BB-/P	1,500,000	1,595,475
	Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds
	Ser. A, 6 1/8s, 5/1/34	BB-/P	490,000	511,678
	Ser. B, 5s, 11/1/07	BB-/P	330,000	332,006
	FL State Mid-Bay Bridge Auth. Rev. Bonds, Ser. A, 6.05s, 10/1/22	BBB/P	770,000	806,244
	Fleming Island, Plantation Cmnty. Dev. Dist. Special Assmt. Rev. Bonds, Ser. B, 7 3/8s, 5/1/31	BB/P	750,000	813,083
	Gateway Svcs. Cmnty., Dev. Dist. Special Assmt. Bonds (Stoneybrook), 5 1/2s, 7/1/08	BB	385,000	391,730
	Heritage Harbor, South Cmnty. Dev. Distr. Rev. Bonds, Ser. A, 6 1/2s, 5/1/34	BB/P	490,000	522,904
	Heritage Isle at Viera, Cmnty. Dev. Dist. Special Assmt., Ser. B, 5s, 11/1/09	BB/P	515,000	516,133
	Islands at Doral III, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. 04-A, 5.9s, 5/1/35	BB/P	1,250,000	1,290,613
	Lee Cnty., Indl. Dev. Auth. Rev. Bonds (Alliance Cmnty. Project), Ser. C, 5 1/2s, 11/15/29	BBB-	1,000,000	1,004,120
	Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	BB+	1,335,000	1,466,498
	Old Palm, Cmnty. Dev. Dist. Special Assmt. Bonds (Palm Beach Gardens), Ser. A, 5.9s, 5/1/35	BB	1,000,000	1,032,850
	Reunion West, Cmnty. Dev. Dist. Special Assmt., 6 1/4s, 5/1/36	BB-/P	1,500,000	1,586,475
	South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-2, 5 3/8s, 5/1/13	BB-/P	2,500,000	2,529,925
	South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist Hlth.), 5 1/4s, 11/15/33	Aa3	1,500,000	1,563,150
	South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A, 5.7s, 5/1/35	BB-/P	500,000	508,805
	Sterling Hill, Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5 1/2s, 11/1/10	BB-/P	990,000	1,006,573
	Westchester Cmnty. Dev. Dist. No. 1 Special Assmt. (Cmnty. Infrastructure), 6 1/8s, 5/1/35	BB-/P	1,250,000	1,310,600
	World Commerce Cmnty. Dev. Dist. Special Assmt., Ser. A-1, 6 1/2s, 5/1/36	BB-/P	1,250,000	1,311,450

				21,753,717

	Georgia (2.8%)

	Atlanta Arpt. Passenger Fac. Rev. Bonds (Sub. Lien), Ser. J, FSA, 5s, 1/1/27	Aaa	5,000,000	5,280,250
	Burke Cnty., Poll. Control Dev. Auth. Mandatory Put Bonds (GA Power Co.), 4.45s, 12/1/08	A2	4,000,000	4,138,560
	Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury Court), Class A, 6 1/8s, 2/15/34	B+/P	425,000	430,342
	GA Med. Ctr. Hosp. Auth. FRB, MBIA, 1.918s, 8/1/10	Aaa	700,000	700,000
	GA Med. Ctr. Hosp. Auth. IFB, MBIA, 10.505s, 8/1/10	Aaa	700,000	707,420
	GA Muni. Elec. Auth. Rev. Bonds, AMBAC, 5s, 1/1/26	AAA	2,500,000	2,631,850
	Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev. Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P	2,020,000	2,041,250

				15,929,672

	Hawaii (0.6%)

	HI Dept. of Trans. Special Fac. Rev. Bonds (Continental Airlines, Inc.), 7s, 6/1/20	B	1,700,000	1,631,779
	HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B, 3.7s, 1/1/22	Aaa	2,000,000	1,993,860

				3,625,639

	Illinois (1.4%)

	Chicago, G.O. Bonds, Ser. A, AMBAC, 5 5/8s, 1/1/39	Aaa	3,500,000	3,855,880
	IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth. Syst./Sunbelt Obligation), 5.65s, 11/15/24	A2	3,250,000	3,419,455
	IL Fin. Auth. Rev. Bonds (Friendship Village Schaumburg), Ser. A, 5 5/8s, 2/15/37	B+/P	300,000	300,474
	IL Hlth. Fac. Auth. Rev. Bonds (St. Benedict), Ser. 03A-1, 6.9s, 11/15/33	B+	500,000	524,900

				8,100,709

	Indiana (2.0%)

	IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX Corp.), 5.6s, 12/1/32	Baa1	2,500,000	2,592,950
	IN Trans. Fin. Auth. Arpt. Facs. Lease Rev. Bonds, Ser. A, AMBAC, 5s, 11/1/16	Aaa	6,500,000	6,805,565
	Rockport, Poll. Control Mandatory Put Bonds (Indiana Michigan Pwr. Co.), Ser. C, 2 5/8s, 10/1/06	BBB+	1,750,000	1,735,423

				11,133,938

	Iowa (0.9%)

	IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives)
	9 1/4s, 7/1/25	BBB-/P	2,900,000	3,512,451
	9.15s, 7/1/09	BBB-/P	1,125,000	1,285,481
	IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship Haven), Ser. A
	6 1/8s, 11/15/32	BB/P	200,000	203,572
	6s, 11/15/24	BB/P	200,000	202,450

				5,203,954

	Kansas (0.4%)

	Olathe, Hlth. Fac. VRDN (Olathe Med. Ctr.), Ser. A, AMBAC, 2.30s, 9/1/32	A-1+	2,145,000	2,145,000
	Wyandotte Cnty., KS City, U. Govt. Special Oblig. Rev. Bonds (2nd Lien- Area B), 5s, 12/1/20	BBB-/F	300,000	--

				2,145,000

	Kentucky (0.3%)

	KY Econ. Dev. Fin. Auth. Rev. Bonds (Norton Hlth. Care, Inc.), Ser. A, 6 1/2s, 10/1/20	BBB+/F	1,700,000	1,879,163

	Louisiana (0.8%)

	LA Pub. Fac. Auth. Hosp. Rev. Bonds (Lake Charles Memorial Hosp.), 8 5/8s, 12/1/30	CCC/P	1,140,000	1,222,308
	Tangipahoa Parish Hosp. Svcs. Rev. Bonds (North Oaks Med. Ctr.), Ser. A, 5s, 2/1/25	A	500,000	514,470
	W. Feliciana Parish, Poll. Control Rev. Bonds (Gulf States Util. Co.), Ser. C, 7s, 11/1/15	BBB-	2,750,000	2,774,970

				4,511,748

	Maine (0.7%)

	ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s, 11/15/27	Aa1	1,835,000	1,896,050
	Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26	Ba1	2,000,000	2,132,460

				4,028,510

	Maryland (0.6%)

	MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Medstar Hlth.), 5 3/4s, 8/15/15	Baa1	1,000,000	1,109,160
	MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds (Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	B/P	200,000	205,366
	Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village), Ser. A, 5 7/8s, 5/1/21	BB/P	1,850,000	1,918,265

				3,232,791

	Massachusetts (6.2%)

	Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse, Inc.), 6s, 7/1/28	BB-/P	600,000	608,862
	MA State Dev. Fin. Agcy. Rev. Bonds (Lasell Village), Ser. A, 6 3/8s, 12/1/25	BB-/P	600,000	607,644
	MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
	(Civic Investments), Ser. A, 9s, 12/15/15	BBB-/P	2,000,000	2,465,160
	(Norwood Hosp.), Ser. C, 7s, 7/1/14	Ba2	1,185,000	1,458,071
	(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	1,200,000	1,321,476
	(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	2,225,000	2,399,685
	(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	1,875,000	2,025,263
	(Caritas Christi Oblig. Group), Ser. A, 5 1/4s, 7/1/08	BBB	1,500,000	1,552,650
	(Partners Hlth. Care Syst.), Ser. F, 5s, 7/1/21	Aa3	1,000,000	1,067,620
	MA State Hsg. Fin. Agcy. Rev. Bonds (Rental Mtge.)
	Ser. C, AMBAC, 5 5/8s, 7/1/40	Aaa	2,000,000	2,051,280
	Ser. A, AMBAC, 5 1/2s, 7/1/40	Aaa	15,290,000	15,693,197
	MA State Indl. Fin. Agcy. Rev. Bonds
	(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	500,000	508,050
	(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s, 7/1/16	BBB-	1,550,000	1,565,609
	(1st Mtge. Brookhaven), Ser. B, 5 1/4s, 1/1/17	BBB/P	1,500,000	1,518,150

				34,842,717

	Michigan (4.5%)

	Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 6s, 7/1/20	Baa3	500,000	517,780
	Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp. OB Group), Ser. A, 5 3/4s, 9/1/17	Ba1	350,000	344,012
	Harper Woods School Dist. G.O. Bonds (School Bldg. & Site), FGIC, Q-SBLF, 5s, 5/1/28	Aaa	1,425,000	1,505,484
	MI State Hosp. Fin. Auth. Rev. Bonds
	(Oakwood Hosp.), Ser. A, 6s, 4/1/22	A2	1,500,000	1,645,350
	(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25	BBB	755,000	756,684
	Midland Cnty., Econ. Dev. Corp. Rev. Bonds, 6 3/4s, 7/23/09	Ba3	2,000,000	2,097,940
	Plymouth-Canton Cmnty., School Dist. G.O. Bonds, FGIC, Q-SBLF, 5s, 5/1/26	Aaa	4,750,000	5,036,093
	Saginaw Cnty., G.O. Bonds, MBIA, 5s, 5/1/29	Aaa	4,750,000	5,031,533
	Warren Cons. School Dist. G.O. Bonds, FSA, 5 3/8s, 5/1/18	Aaa	2,975,000	3,243,464
	Waterford, Econ. Dev. Corp. Rev. Bonds (Canterbury Hlth.), 6s, 1/1/39	B-/P	6,630,000	5,397,682

				25,576,022

	Minnesota (1.3%)

	Cohasset, VRDN (MN Pwr. & Light Co. Project B), 2.30s, 6/1/13	A-1+	810,000	810,000
	Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A	2,000,000	2,038,900
	Minneapolis, Rev. Bonds (Walker Methodist Sr. Svcs.), Ser. C, 6s, 11/15/28	B+/P	500,000	468,335
	MN State Hsg. Fin. Agcy. Rev. Bonds (Residential Hsg.), Ser. H, 4.15s, 1/1/12	Aa1	760,000	759,977
	Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good Shepherd Lutheran Home), 6s, 1/1/34	B/P	400,000	411,404
	St. Paul, Hsg. & Hosp. Redev. Auth. Rev. Bonds (Healtheast), Ser. B, 6 5/8s, 11/1/17	Ba1	3,055,000	3,072,566

				7,561,182

	Mississippi (0.8%)

	Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev. Bonds (Weyerhaeuser Co.), Ser. B, 6.7s, 4/1/22	Baa2	1,500,000	1,828,125
	Mississippi Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst. Energy Resources, Inc.), 5.9s, 5/1/22	BBB-	1,250,000	1,269,375
	MS Home Corp. Rev. Bonds (Single Fam.), Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	1,500,000	1,597,455

				4,694,955

	Missouri (1.3%)

	Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s, 6/1/32	A	1,500,000	1,592,865
	Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (First Mtg. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	BB-/P	1,500,000	1,561,980
	MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership)
	GNMA Coll., FNMA Coll., 5.55s, 9/1/34	Aaa	1,750,000	1,839,793
	Ser. B, GNMA Coll., FNMA Coll., 4.4s, 9/1/14	AAA	435,000	436,605
	Ser. B, GNMA Coll., FNMA Coll., 4.3s, 9/1/13	AAA	415,000	416,394
	MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth. Syst.), 5 1/4s, 5/15/32	Aa2	1,450,000	1,523,559

				7,371,196

	Montana (0.3%)

	Forsyth, Poll. Control Mandatory Put Bonds (Avista Corp.), AMBAC, 5s, 12/30/08	Aaa	1,775,000	1,852,248

	Nebraska (0.0%)

	Kearney, Indl. Dev. Rev. Bonds
	(Great Platte River), 8s, 9/1/12	CCC/P	68,154	53,153
	(Brookhaven), zero %, 9/1/12	CCC/P	791,466	15,901

				69,054

	Nevada (2.0%)

	Clark Cnty., Impt. Dist. Special Assmt. (Dist. No. 142), 6 3/8s, 8/1/23	BB-/P	1,000,000	1,031,050
	Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas Corp.), Ser. C, AMBAC, 5.95s, 12/1/38	Aaa	5,000,000	5,509,750
	Henderson, Local Impt. Dist. Special Assmt. (No. T-14)
	5.8s, 3/1/23	BB-/P	500,000	515,280
	3.2s, 3/1/06	BB-/P	1,585,000	1,585,793
	Las Vegas, Local Impt. Board Special Assmt. (Dist. No. 607), 5.9s, 6/1/18	BB-/P	875,000	902,169
	Washoe Cnty., Wtr. Fac. Mandatory Put Bonds (Sierra Pacific Pwr. Co.), 5s, 7/1/09	Ba2	2,000,000	2,005,960

				11,550,002

	New Hampshire (1.1%)

	NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds (Riverwoods at Exeter), Ser. A, 6 3/8s, 3/1/13	BB+/P	670,000	686,804
	NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB	1,275,000	1,303,127
	NH State Bus. Fin. Auth. Rev. Bonds (Alice Peck Day Hlth. Syst.), Ser. A, 7s, 10/1/29	BBB-/P	2,565,000	2,596,575
	NH State Bus. Fin. Auth. Poll. Control Rev. Bonds, 3 1/2s, 7/1/27	Baa2	1,750,000	1,714,160

				6,300,666

	New Jersey (2.7%)

	NJ Econ. Dev. Auth. Rev. Bonds
	(Cranes Mill), Ser. A, 7 1/2s, 2/1/27	BB-/P	1,300,000	1,413,763
	(Cedar Crest Vlg., Inc.), Ser. A, 7 1/4s, 11/15/31	BB-/P	1,250,000	1,330,488
	(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba3	1,900,000	1,967,982
	(First Mtge. Presbyterian Home), Ser. A, 6 3/8s, 11/1/31	BB/P	500,000	519,445
	(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	230,000	233,892
	(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	2,500,000	2,637,075
	NJ Econ. Dev. Auth. Solid Waste Rev. Bonds (Disp. Waste Mgt.), 5.3s, 6/1/15	BBB	1,750,000	1,836,643
	NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
	(Trinitas Hosp. Oblig. Group), 7 1/2s, 7/1/30	Baa3	1,300,000	1,461,564
	(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	2,250,000	2,268,023
	(Atlantic City Med. Ctr.), 5 3/4s, 7/1/25	A2	1,250,000	1,334,988

				15,003,863

	New Mexico (0.3%)

	Farmington, Poll. Control Mandatory Put Bonds (Pub. Svc. San Juan), Class B, 2.1s, 4/1/06	Baa2	1,740,000	1,724,636

	New York (9.9%)

	Huntington, Hsg. Auth. Rev. Bonds (Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/39	B+/P	500,000	492,825
	Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds, Ser. A, 5 3/4s, 12/1/24	Baa1	2,500,000	2,700,850
	Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (Keyspan-Glenwood), 5 1/4s, 6/1/27	A	2,000,000	2,083,180
	NY City, G.O. Bonds, Ser. B, 5 1/4s, 12/1/09	A1	10,000,000	10,742,400
	NY City, Indl. Dev. Agcy. Rev. Bonds (Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	1,450,000	1,542,626
	NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB+	3,025,000	2,759,496
	NY City, Indl. Dev. Agency Rev. Bonds (Staten Island U. Hosp. Project), 6.45s, 7/1/32	Ba3	1,485,000	1,504,958
	NY City, Muni. Wtr. Fin. Auth. Rev. Bonds, Ser. C, MBIA, 5 1/2s, 6/15/17	Aaa	10,000,000	10,321,600
	NY State Dorm. Auth. Rev. Bonds (Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	900,000	947,070
	NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	2,400,000	2,525,208
	Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98, cost $2,000,000) (RES)	BB/P	2,000,000	2,117,060
	Port Auth. NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	200,000	211,376
	Port. Auth. NY & NJ Special Obligation Rev. Bonds (JFK Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	Aaa	15,000,000	16,102,050
	Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic Landing), Ser. A, 8s, 10/1/30	B+/P	1,700,000	1,878,806

				55,929,505

	North Carolina (1.7%)

	NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
	Ser. D, 6 3/4s, 1/1/26	Baa2	1,500,000	1,673,955
	Ser. A, 5 3/4s, 1/1/26	Baa2	3,000,000	3,182,520
	NC Med. Care Cmnty. Healthcare Fac. Rev. Bonds (Deerfield), Ser. A, 5s, 11/1/23	A-/F	750,000	778,628
	NC Med. Care Comm. Retirement Fac. Rev. Bonds (First Mtg.), Ser. A-05
	5 1/2s, 10/1/35	BBB+	1,040,000	1,047,353
	5 1/4s, 10/1/25	BB+	600,000	602,118
	NC State Muni. Pwr. Agcy. Rev. Bonds
	(No. 1, Catawba Elec.), Ser. B, 6 1/2s, 1/1/20	A3	1,000,000	1,120,600
	Ser. A, FGIC, 5 1/2s, 1/1/13	AAA	1,300,000	1,458,470

				9,863,644

	Ohio (2.7%)

	Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone Container), 5 1/8s, 8/1/13	B	1,400,000	1,385,986
	Cuyahoga Cnty., Rev. Bonds, Ser. A
	6s, 1/1/16	Aa3	1,280,000	1,466,099
	6s, 1/1/15	A1	2,000,000	2,280,540
	OH State Air Quality Dev. Auth. Rev. Bonds (Toledo Poll. Control), Ser. A, 6.1s, 8/1/27	Baa2	3,000,000	3,126,210
	OH State Air Quality Dev. Auth. VRDN (Columbus Southern), Ser. C, 2.35s, 12/1/38	VMIG1	6,800,000	6,800,000

				15,058,835

	Oklahoma (2.2%)

	OK City Arpt. Trust Rev. Bonds Jr. Lien 27th Ser., Ser. A, FSA, 5s, 7/1/18	Aaa	3,150,000	3,312,036
	OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29	Aaa	1,575,000	1,726,011
	OK State Indl. Dev. Auth. Rev. Bonds (Hlth. Syst.), Ser. A, MBIA
	5 3/4s, 8/15/29	AAA	4,045,000	4,383,122
	5 3/4s, 8/15/29 (Prerefunded)	AAA	2,955,000	3,269,885

				12,691,054

	Oregon (0.5%)

	Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	1,900,000	1,937,202
	OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single Family Mtg.), Ser. K, 5 5/8s, 7/1/29	Aa2	940,000	988,805

				2,926,007

	Pennsylvania (8.2%)

	Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther Creek Partners), 6.65s, 5/1/10	BBB-	1,800,000	1,926,738
	Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View Retirement), Ser. A, 5.3s, 12/15/26	BB-/P	500,000	499,330
	Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	1,000,000	1,039,920
	Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.), 6s, 1/1/43	BBB+	500,000	530,090
	Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B/P	700,000	732,627
	PA Convention Ctr. Auth. Rev. Bonds
	Ser. A, 6 3/4s, 9/1/19	Baa2	1,500,000	1,520,025
	MBIA, 6.7s, 9/1/14	Aaa	7,250,000	7,346,498
	PA Econ. Dev. Fin. Auth. Rev. Bonds (MacMillan Ltd. Partnership), 7.6s, 12/1/20	Baa2	7,750,000	8,024,815
	PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds
	(Colver), Ser. E, 8.05s, 12/1/15	BBB-/P	1,750,000	1,787,555
	(Colver), Ser. D, 7 1/8s, 12/1/15	BBB-	1,000,000	1,021,200
	(Northampton Generating), Ser. A, 6.6s, 1/1/19	BB	4,200,000	4,255,608
	PA State Higher Edl. Fac. Auth. Rev. Bonds
	(Widener U.), 5.4s, 7/15/36	BBB+	1,000,000	1,057,510
	(Philadelphia College of Osteopathic Medicine), 5s, 12/1/07	A	995,000	1,030,969
	Philadelphia, Gas Wks. Rev. Bonds (1975 Gen. Ordinance 17th), FSA, 5s, 7/1/07	Aaa	5,715,000	5,915,882
	Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s, 7/1/10 (In default) (NON)	Ca	2,729,624	273
	Philadelphia, Indl. Dev. Auth. Arpt. Rev. Bonds (Aero Philadelphia, LLC), 5 1/2s, 1/1/24	BB/P	2,000,000	1,981,620
	Philadelphia, Redev. Auth. Rev. Bonds (Neighborhood Transformation), Ser. C, FGIC, 5s, 4/15/27	Aaa	5,285,000	5,601,413
	Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	1,800,000	1,918,728

				46,190,801

	South Carolina (1.5%)

	Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev. Bonds, 5 1/2s, 5/1/37	A2	1,000,000	1,068,580
	Richland Cnty., Rev. Bonds (Intl. Paper Co.), Ser. A, 4 1/4s, 10/1/07	Baa2	3,000,000	3,039,450
	SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s, 8/15/32	AAA	1,250,000	1,475,163
	SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21	Baa2	1,000,000	1,205,190
	SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B, 6 3/8s, 5/15/30	BBB	1,300,000	1,521,403

				8,309,786

	South Dakota (0.4%)

	SD Edl. Enhancement Funding Corp. Rev. Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,000,000	2,179,780

	Tennessee (3.7%)

	Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (First Mtg.- Mountain States Hlth.)
	Ser. A, 7 1/2s, 7/1/33	BBB+	3,700,000	4,395,341
	Ser. A, MBIA, 6s, 7/1/21	Aaa	12,000,000	13,288,920
	Johnson City, Hlth. & Edl. Facs. Board Retirement Fac. Rev. Bonds (Appalachian Christian Village), Ser. A, 6 1/4s, 2/15/32	BB-/P	600,000	610,008
	Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev. Bonds (Methodist Hlth. Care)
	6 1/2s, 9/1/26	A3	1,255,000	1,486,598
	6 1/2s, 9/1/26	A3	745,000	882,482

				20,663,349

	Texas (5.5%)

	Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement), Ser. A, 7s, 11/15/33	BB/P	600,000	639,522
	Alliance, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 6 3/8s, 4/1/21 (SEG)	Baa2	5,500,000	5,733,420
	Carrollton, Farmers Branch Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/17	Aaa	4,655,000	4,923,966
	Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds (American Airlines, Inc.), 6 3/8s, 5/1/35	Caa2	2,360,000	1,778,992
	Fort Worth, Higher Ed. Fin. Corp. Rev. Bonds (Wesleyan U.), Ser. A, 6s, 10/1/12	Ba2	550,000	563,129
	Harris Cnty., Rev. Bonds, Ser. B, FSA, 5s, 8/15/32	Aaa	5,500,000	5,928,560
	Harris Cnty., Hlth. Fac. Rev. Bonds (Memorial Hermann Hlth. Care), Ser. A, 6 3/8s, 6/1/29	A2	3,000,000	3,334,530
	Houston, Arpt. Syst. Rev. Bonds (Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B-	2,500,000	2,002,750
	Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,500,000	2,701,800
	Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.)
	6s, 7/1/29	Baa3	2,000,000	2,051,800
	6s, 7/1/25	Baa3	800,000	822,320
	6s, 7/1/19	Baa3	800,000	823,736

				31,304,525

	Utah (0.8%)

	Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw Env.), Ser. A
	7 1/2s, 2/1/10	BB-	750,000	769,980
	7.45s, 7/1/17	BB-/P	600,000	629,268
	Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev. Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	Baa2	2,000,000	2,087,960
	UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s, 11/1/17	Baa1	1,000,000	1,063,450

				4,550,658

	Vermont (0.2%)

	VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s, 5/1/29	Aaa	975,000	991,429

	Virginia (1.3%)

	James Cnty., Indl. Dev. Auth. Rev. Bonds (Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	1,000,000	1,052,160
	Russell Cnty. Indl. Dev. Auth. Poll. Control Rev. Bonds (Appalachian Pwr. Co.), Ser. I, 2.7s, 11/1/07	Baa2	2,000,000	1,989,040
	Tobacco Settlement Fin. Corp. Rev. Bonds, 5 1/2s, 6/1/26	BBB	1,250,000	1,307,850
	VA State Hsg. Dev. Auth. Rev. Bonds (Cmnwlth. Mtge.), 3.45s, 10/1/10	Aaa	2,300,000	2,289,167
	Winchester, Indl. Dev. Auth. Residential Care Fac. Rev. Bonds (Westminster-Canterbury), Ser. A, 5.2s, 1/1/27	BB/P	500,000	505,500

				7,143,717

	Washington (0.9%)

	King Cnty., G.O. Bonds, Ser. C, 6 1/4s, 1/1/32	Aa1	5,000,000	5,309,250

	West Virginia (1.3%)

	Marshall Cnty., Poll. Control VRDN (OH Pwr. Co.), Ser. E, 2.33s, 6/1/22	VMIG1	5,300,000	5,300,000
	Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn., Inc.), 6.1s, 5/1/29	B2	2,250,000	1,997,955

				7,297,955

	Wisconsin (2.4%)

	Badger Tobacco Settlement Asset Securitization Corp. Rev. Bonds
	7s, 6/1/28	BBB	3,000,000	3,352,380
	6 3/8s, 6/1/32	BBB	3,000,000	3,244,890
	Kimberly, Area School Distr. G.O. Bonds, FSA, 5s, 3/1/25	Aaa	2,625,000	2,789,115
	WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton Franciscan), 5 3/4s, 8/15/30	A2	3,900,000	4,170,413

				13,556,798

	Total municipal bonds and notes (cost $538,305,171)			$556,360,746

	PREFERRED STOCKS (1.1%)(a)
			Shares	Value

	Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.		2,000,000	$2,146,960
	MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A, 6.875% cum. pfd.		4,000,000	4,307,120

	Total preferred stocks (cost $6,000,000)			$6,454,080

	TOTAL INVESTMENTS
	Total investments (cost $544,305,171)(b)			$562,814,826

Putnam Managed Municipal Income Trust
FUTURES CONTRACTS OUTSTANDING at 7/31/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 5 yr (Short)	262	$28,087,219	Sep-05	$338,995
U.S. Treasury Note 10 yr (Short)	91	10,099,578	Sep-05	$162,532

Total				$501,527

	NOTES

(a)	Percentages indicated are based on net assets of $566,603,198.

(RAT)

The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2005. Securities rated by Putnam are indicated by "/P".  Security ratings are defined in the Statement of Additional Information.

(b)

The aggregate identified cost on a tax basis is $543,844,357, resulting in gross unrealized appreciation and depreciation of $26,506,063 and $7,535,594, respectively, or net unrealized appreciation of $18,970,469.

(F)	Security is valued at fair value following procedures approved by the Trustees.

(NON)	Non-income-producing security.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2005 was $2,117,060 or 0.4% of net assets.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2005.

	At July 31, 2005, liquid assets totaling $1,614,438 have been designated as collateral for open forward commitments.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

	The rates shown on VRDN, Mandatory Put Bonds, and FRB are the current interest rates at July 31, 2005.

	The dates shown on Mandatory Put Bonds are the next mandatory put dates.

	The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at July 31, 2005.

	The fund had the following industry group concentrations greater than 10% at July 31, 2005 (as a percentage of net assets):

	Health care	28.7%
	Utilities	18.0
	Transportation	13.3

	The fund had the following insurance concentrations greater than 10% at July 31, 2005 (as a percentage of net assets):

	MBIA	12.5%
	AMBAC	12.0

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees.  Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.  Other investments are valued at fair value following procedures approved by the Trustees.  Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: September 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: September 28, 2005